Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,598,480)	$ 3,235,686	$ 11,444,273
Adjustments to reconcile net income to net cash (used in) provided by
Depreciation and amortization	610,369	654,709	399,223
Gain from short-term investment	(89,474)	(156,066)	(169,065)
Provision for doubtful accounts	10,362	44,602	108,502
Non-cash lease expense	22,773	22,890	23,075
Impairment loss on intangible assets			25,590
Common stock issue for services	92,963	464,814
Change in operating assets and liabilities:
Decrease (increase) in accounts receivable	209	(200)	251,997
Decrease (increase) in accounts receivable - related parties	18,607	(22,679)	(7,998)
Decrease (Increase) in other receivables and prepaid expenses	4,162,588	(3,181,230)	(874,228)
Decrease (Increase) in other receivables - related parties	3,033,580	(2,662,141)	1,840,109
(Decrease) increase in accounts payable	(351,404)	1,515,337	(3,246,292)
(Decrease) increase in accounts payable - related parties	(364)	28,167	(1,241,722)
(Decrease) increase in deferred revenue	(260,945)	(196,548)	443,540
(Decrease) increase in other payables and accrued liabilities	(9,155)	(919,371)	192,497
(Decrease) in rent payable - related party			(7,294)
Increase (decrease) in taxes payable	3,695	(14,427)	(157,320)
(Decrease) in lease liability	(20,734)	(24,928)
Net cash provided by (used in) operating activities	3,624,590	(1,211,385)	9,024,887
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investments	(14,616,672)	(22,152,510)	(44,921,336)
Proceed from sale of short-term investments	14,340,414	23,965,569	42,453,852
Purchase of cost method investments		(446,024)
Purchase of certificate of deposit			(3,136,910)
Purchase of property, plant and equipment	(192,839)	(708,951)	(9,598,351)
Purchase of intangible assets	(42,151)	(49,613)	(785,590)
Refund of real estate purchase			13,178,917
Net cash provided by (used in) investing activities	(511,248)	608,471	(2,809,418)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from share subscription		1,000,000	2,000,000
Proceeds released from escrow	600,000
Net cash provided by financing activities	600,000	1,000,000	2,000,000
EFFECT OF EXCHANGE RATE ON CASH AND EQUIVALENTS	(273,869)	(809,912)	(126,514)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,439,473	(412,826)	8,088,955
CASH AND CASH EQUIVALENTS, beginning of year	28,985,221	29,398,047	21,309,092
CASH AND CASH EQUIVALENTS, end of year	32,424,694	28,985,221	29,398,047
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax	14,455
Cash paid for interest
NON-CASH TRANSACTIONS OF OPERATING ACTIVITIES
Write-off of accounts receivable
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Initial recognition of right-of-use assets and lease liabilities		45,659	34,608
Cash and cash equivalents	17,684,018	17,188,833	29,398,047
Restricted cash	14,740,676	11,796,388
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 32,424,694	$ 28,985,221	$ 29,398,047